NATIONWIDE VARIABLE INSURANCE TRUST

American Century NVIT Multi Cap Value Fund
Amundi NVIT Multi Sector Bond Fund (formerly, NVIT
Multi Sector Bond Fund)
BlackRock NVIT Equity Dividend Fund
DoubleLine NVIT Total Return Tactical Fund
Federated NVIT High Income Bond Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
Neuberger Berman NVIT Socially Responsible Fund
NVIT Bond Index Fund
NVIT Core Bond Fund
NVIT Core Plus Bond Fund
NVIT Dynamic U.S. Growth Fund (formerly, NVIT
Large Cap Growth Fund)
NVIT Emerging Markets Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT International Equity Fund

NVIT International Index Fund
NVIT Mid Cap Index Fund
NVIT Multi-Manager International Growth Fund
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Growth Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT Nationwide Fund
NVIT Real Estate Fund
NVIT S&P 500 Index Fund
NVIT Short Term Bond Fund
NVIT Small Cap Index Fund
Templeton NVIT International Value Fund

Supplement dated December 5, 2019
to the Statement of Additional Information (“SAI”) dated April 30, 2019

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.
NVIT Multi-Manager Large Cap Growth Fund (the “Fund”)
1.
At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust held on December 4, 2019 (the “Meeting”), the Board approved the termination of Loomis, Sayles & Company, L.P. (“Loomis Sayles”), Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS”) and Smith Asset Management Group, L.P. (“Smith Group”) as the subadvisers to the Fund, and the appointment of Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) as the Fund’s new subadviser, effective on or about January 20, 2020 (the “Effective Date”).

2.	As of the Effective Date, the SAI is amended as follows:

a.	The Fund is renamed the “NVIT Jacobs Levy Large Cap Growth Fund.” All references to the Fund’s former name in the SAI are replaced accordingly.

b.	All references to, and information regarding, Loomis Sayles and Smith Group, with the exception of the references in footnote 2 on page 66 of the SAI, are deleted in their entirety.

c.	All references to, and information regarding, Aziz V. Hamzaogullari, CFA; Stephen S. Smith, CFA; John D. Brim, CFA and Bill Ketterer, CFA are deleted in their entirety.

d.
All references to, and information regarding, Matthew W. Krummell, Jonathan W. Sage, James C. Fallon and John E. Stocks, specifically relating to the Fund in the subsections “Investments in Each Fund” and “Description of Compensation Structure - Massachusetts Financial Services Company (“MFS”)” under the heading “Appendix C – Portfolio Managers,” are deleted in their entirety.

e.
The first sentence in the “Equity Swaps” subsection under the heading “Additional Information on Portfolio Instruments, Strategies and Investment Policies - Derivative Instruments” on page 15 of the SAI is deleted in its entirety and replaced with the following:

Equity Swaps. The NVIT Emerging Markets Fund and the NVIT Jacobs Levy Large Cap Growth Fund may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in various circumstances, including circumstances where direct investment in the securities is restricted for legal reasons or is otherwise impracticable.

f.
The “Total Rate of Return Swaps” subsection under the heading “Additional Information on Portfolio Instruments, Strategies and Investment Policies - Derivative Instruments” on page 16 of the SAI is deleted in its entirety and replaced with the following:

Total Rate of Return Swaps. The Funds (except for the NVIT Government Money Market Fund) may enter into total rate of return swaps. Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset. A total rate of return swap will allow the Fund to quickly and cost effectively invest cash flows into a diversified basket of assets.

Approximately 30% of the NVIT Jacobs Levy Large Cap Growth Fund's net assets will be in short positions (i.e., stocks that the subadviser deems unattractive), and approximately 130% of the Fund's net assets will be in long positions (i.e., stocks that the subadviser deems attractive), resulting in approximately 100% net equity exposure. To execute this strategy, the Fund intends to use total return swaps with an aggregate short notional value equal to approximately 30% of the Fund's net assets and an aggregate long notional value equal to approximately 30% of the Fund's net assets. By using swaps, the Fund will thus realize returns that synthetically replicate the performance of a portfolio that sells short an amount equal to 30% of its value and invests the cash proceeds in additional long positions.

g.	The following replaces the information in the table regarding the Fund under the heading “Investment Advisory and Other Services – Subadvisers” on page 75 of the SAI:

Fund	Subadviser
NVIT Jacobs Levy Large Cap Growth Fund	Jacobs Levy Equity Management, Inc.

h.	The first paragraph under the heading “Brokerage Allocation” on page 88 of the SAI is deleted in its entirety and replaced with the following:

NFA or a subadviser is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any.  In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities or derivatives traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer’s purchase and sale price. This spread is the dealer’s profit. Bilaterally negotiated derivatives may include a fee payable to a Fund’s counterparty. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short-term obligations are normally traded on a “principal” rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

i.	The subsection “Investments in Each Fund” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of August 31, 2019)
Jacobs Levy Equity Management, Inc.
Bruce I. Jacobs, Ph.D.	NVIT Jacobs Levy Large Cap Growth Fund	None
Kenneth N. Levy, CFA	NVIT Jacobs Levy Large Cap Growth Fund	None

j.	The information for Jacobs Levy in the subsection “Other Managed Accounts” under the heading “Appendix C -- Portfolio Managers” is deleted in its entirety and replaced with the following:
Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (As of August 31, 2019)
Jacobs Levy Equity Management, Inc.
Bruce I. Jacobs, Ph.D.	Mutual Funds: 10 accounts, $2.14 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 20 accounts, $2 billion total assets (1 account, $99.83 million total assets for which the advisory fee is based on performance)
Other Accounts: 100 accounts, $6.34 billion total assets (7 accounts, $1.91 billion total assets for which the advisory fee is based on performance)
Kenneth N. Levy, CFA	Mutual Funds: 10 accounts, $2.14 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 20 accounts, $2 billion total assets (1 account, $99.83 million total assets for which the advisory fee is based on performance)
Other Accounts: 100 accounts, $6.34 billion total assets (7 accounts, $1.91 billion total assets for which the advisory fee is based on performance)

3.	Shareholders of the Fund will receive an Information Statement in the near future, as required under the Trust’s Manager of Managers Exemptive Order, with more detailed information about Jacobs Levy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE